Summary of Allocation of Purchase Price to Net Assets of optionsXpress (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Sep. 01, 2011
OptionsXpress Holdings, Inc.
Business Acquisition [Line Items]
Fair value of common stock issued	$ 710		$ 710
Fair value of equity awards assumed	4		4
Total consideration paid	714	[1]	714
Fair value of net assets acquired	203		203
Acquisition-related goodwill	$ 511		$ 511

[1]	Represents a non-cash investing activity.